Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.2%
	Canada 2.1%
112,813	Brookfield Asset Management, Inc. - Class A	$4,615,096

	France 5.4%
10,743	L'Oreal SA	3,434,976
9,261	LVMH Moet Hennessy Louis Vuitton SE	5,460,031
33,062	Safran SA	3,008,292
		11,903,299
	Germany 2.5%
68,314	SAP SE	5,567,240

	Netherlands 3.4%
17,680	ASML Holding NV	7,324,426

	Spain 1.6%
75,296	Amadeus IT Group SA (a)	3,490,908

	Switzerland 6.7%
72,494	Nestle SA	7,840,757
88,907	Novartis AG	6,778,002
		14,618,759
	United Kingdom 8.6%
204,402	Diageo PLC	8,603,963
4,035,901	Lloyds Banking Group PLC	1,824,172
125,972	Reckitt Benckiser Group PLC	8,349,575
		18,777,710
	United States 64.9%
30,746	Alphabet, Inc. - Class A (a)	2,940,855
78,210	Alphabet, Inc. - Class C (a)	7,519,892
55,340	Amazon.com, Inc. (a)	6,253,420
34,073	Apple, Inc.	4,708,889
4,570	Chipotle Mexican Grill, Inc. (a)	6,867,613
31,936	Crown Castle International Corp.	4,616,349
49,963	Eversource Energy	3,895,115
28,638	HCA Healthcare, Inc.	5,263,378
102,157	Intercontinental Exchange, Inc.	9,229,885
18,058	Intuit, Inc.	6,994,225
42,415	Lowe's Companies, Inc.	7,965,961
37,362	Mastercard, Inc. - Class A	10,623,511
42,299	McDonald's Corp.	9,760,071
68,226	Microsoft Corp.	15,889,835
23,337	PepsiCo, Inc.	3,809,999
144,239	U.S. Bancorp	5,815,716
68,504	Visa, Inc. - Class A	12,169,736
47,439	WEC Energy Group, Inc.	4,242,470
61,883	Xcel Energy, Inc.	3,960,512
89,392	Yum! Brands, Inc.	9,505,945
		142,033,377
	Total Common Stocks
	(Cost $163,638,934)	208,330,815
Principal Amount
SHORT-TERM INVESTMENTS 9.5%
	Money Market Deposit Account 9.5%
$20,801,278	U.S. Bank N.A., 2.300% (b)	20,801,278
	Total Short-Term Investments
	(Cost $20,801,278)	20,801,278

	Total Investments 104.7%
	(Cost $184,440,212)	229,132,093

	Liabilities in Excess of Other Assets (4.7)%	(10,310,253)

	TOTAL NET ASSETS 100.0%	$218,821,840

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.3%
	Canada 1.7%
16,169	Brookfield Asset Management, Inc. - Class A	$661,462

	France 5.4%
1,854	L'Oreal SA	592,800
1,611	LVMH Moet Hennessy Louis Vuitton SE	949,801
5,685	Safran SA	517,275
		2,059,876
	Germany 2.5%
11,866	SAP SE	967,018

	Netherlands 3.3%
3,070	ASML Holding NV	1,271,832

	Spain 1.6%
13,186	Amadeus IT Group SA (a)	611,335

	Switzerland 6.7%
12,616	Nestle SA	1,364,513
15,426	Novartis AG	1,176,032
		2,540,545
	United Kingdom 8.6%
35,517	Diageo PLC	1,495,028
716,492	Lloyds Banking Group PLC	323,845
21,875	Reckitt Benckiser Group PLC	1,449,901
		3,268,774
	United States 64.5%
5,291	Alphabet, Inc. - Class A (a)	506,084
13,574	Alphabet, Inc. - Class C (a)	1,305,140
9,595	Amazon.com, Inc. (a)	1,084,235
5,911	Apple, Inc.	816,900
793	Chipotle Mexican Grill, Inc. (a)	1,191,689
5,548	Crown Castle International Corp.	801,963
8,680	Eversource Energy	676,693
4,976	HCA Healthcare, Inc.	914,539
17,724	Intercontinental Exchange, Inc.	1,601,363
3,130	Intuit, Inc.	1,212,312
7,352	Lowe's Companies, Inc.	1,380,779
6,493	Mastercard, Inc. - Class A	1,846,220
7,348	McDonald's Corp.	1,695,477
11,847	Microsoft Corp.	2,759,166
4,047	PepsiCo, Inc.	660,713
25,077	U.S. Bancorp	1,011,105
11,890	Visa, Inc. - Class A	2,112,259
8,223	WEC Energy Group, Inc.	735,383
10,767	Xcel Energy, Inc.	689,088
15,534	Yum! Brands, Inc.	1,651,886
		24,652,994
	Total Common Stocks
	(Cost $30,326,338)	36,033,836

Principal Amount
SHORT-TERM INVESTMENTS 4.3%
	Money Market Deposit Account 4.3%
$1,655,990	U.S. Bank N.A., 2.300% (b)	1,655,990
	Total Short-Term Investments
	(Cost $1,655,990)	1,655,990

	Total Investments 98.6%
	(Cost $31,982,328)	37,689,826

	Other Assets in Excess of Liabilities 1.4%	548,923

	TOTAL NET ASSETS 100.0%	$38,238,749

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.5%
	Germany 5.4%
14,153	Fraport AG Frankfurt Airport Services Worldwide (a)	$508,921
15,179	SAP SE	1,237,010
		1,745,931
	Spain 1.9%
5,995	Aena SME SA (a)	622,156

	Switzerland 7.5%
10,839	Nestle SA	1,172,317
16,250	Novartis AG	1,238,851
		2,411,168
	United Kingdom 7.4%
17,093	Reckitt Benckiser Group PLC	1,132,945
28,346	Unilever PLC	1,247,681
		2,380,626
	United States 64.3%
22,645	Alphabet, Inc. - Class C (a)	2,177,316
14,968	Amazon.com, Inc. (a)	1,691,384
3,030	American Tower Corp.	650,541
383	Booking Holdings, Inc. (a)	629,349
587	Chipotle Mexican Grill, Inc. (a)	882,120
7,336	Eversource Energy	571,915
12,366	Intercontinental Exchange, Inc.	1,117,268
5,012	Mastercard, Inc. - Class A	1,425,113
2,493	McDonald's Corp.	575,235
7,957	Meta Platforms, Inc. - Class A (a)	1,079,606
9,944	Microsoft Corp.	2,315,958
6,915	PayPal Holdings, Inc. (a)	595,174
3,751	Salesforce, Inc. (a)	539,544
8,636	The Procter & Gamble Co.	1,090,295
23,162	U.S. Bancorp	933,892
8,397	Visa, Inc. - Class A	1,491,727
12,316	Walmart, Inc.	1,597,385
12,129	Yum! Brands, Inc.	1,289,798
		20,653,620
	Total Common Stocks
	(Cost $32,572,019)	27,813,501

Principal Amount
SHORT-TERM INVESTMENTS 12.8%
	Money Market Deposit Account 12.8%
$4,113,785	U.S. Bank N.A., 2.300% (b)	4,113,785
	Total Short-Term Investments
	(Cost $4,113,785)	4,113,785

	Total Investments 99.3%
	(Cost $36,685,804)	31,927,286

	Other Assets in Excess of Liabilities 0.7%	224,602

	TOTAL NET ASSETS 100.0%	$32,151,888

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.6%
	Australia 4.9%
1,114,518	APA Group	$6,857,590
1,370,458	Atlas Arteria Ltd.	5,457,259
2,015,790	Transurban Group	15,919,590
		28,234,439
	Canada 14.6%
600,788	Algonquin Power & Utilities Corp.	6,563,066
175,714	Canadian Utilities Ltd. - Class A	4,570,459
234,694	Emera, Inc.	9,495,818
451,848	Enbridge, Inc.	16,754,374
426,134	Fortis, Inc. (a)	16,189,606
541,314	Hydro One Ltd.	13,237,476
409,286	TC Energy Corp.	16,485,809
		83,296,608
	Chile 0.2%
5,274,187	Aguas Andinas SA - Class A	1,023,988

	France 6.3%
96,104	Aeroports de Paris	11,105,784
519,513	Getlink SE (a)	8,056,235
211,497	Vinci SA	17,101,746
		36,263,765
	Germany 0.5%
87,345	Fraport AG Frankfurt Airport Services Worldwide (a)	3,140,797

	Hong Kong 1.8%
2,016,159	Power Assets Holdings Ltd.	10,106,550

	Italy 5.7%
218,923	ACEA SpA	2,376,812
553,771	Enav SpA	2,015,073
765,333	Italgas SpA	3,554,003
3,174,495	Snam SpA	12,831,050
1,898,575	Terna SpA	11,563,283
		32,340,221
	Mexico 2.7%
352,819	Grupo Aeroportuario del Centro Norte SAB de CV (a)	2,219,451
401,942	Grupo Aeroportuario del Pacifico SAB de CV - Class B	5,089,263
276,117	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	5,429,248
379,114	Promotora y Operadora de Infraestructura SAB de CV	2,579,131
		15,317,093
	Netherlands 0.4%
118,774	Koninklijke Vopak NV	2,161,045

	New Zealand 1.4%
1,391,082	Auckland International Airport Ltd.	5,575,905
1,026,332	Vector Ltd.	2,313,016
		7,888,921
	Portugal 0.3%
625,045	REN - Redes Energeticas Nacionais SGPS SA	1,477,804

	Spain 10.5%
144,105	Aena SME SA (a)	14,955,106
563,825	Cellnex Telecom SA	17,392,013
265,689	Enagas SA	4,112,572
694,062	Ferrovial SA	15,754,190
511,087	Red Electrica Corp. SA	7,842,905
		60,056,786
	Switzerland 0.7%
29,000	Flughafen Zuerich AG (a)	4,286,368

	United Kingdom 5.5%
1,650,697	National Grid PLC	16,992,381
250,174	Pennon Group PLC	2,182,815
236,426	Severn Trent PLC	6,180,526
644,099	United Utilities Group PLC	6,359,906
		31,715,628
	United States 39.1%
17,968	ALLETE, Inc.	899,299
78,845	Alliant Energy Corp.	4,177,997
76,108	Ameren Corp.	6,130,499
126,583	American Electric Power Co., Inc.	10,943,100
10,474	American States Water Co.	816,448
51,397	American Tower Corp.	11,034,936
55,938	American Water Works Co., Inc.	7,280,890
42,368	Atmos Energy Corp.	4,315,181
115,934	Avangrid, Inc.	4,834,448
12,327	Avista Corp.	456,715
21,285	Black Hills Corp.	1,441,633
19,450	California Water Service Group	1,024,821
190,261	CenterPoint Energy, Inc.	5,361,555
6,133	Chesapeake Utilities Corp.	707,687
83,389	CMS Energy Corp.	4,856,575
105,832	Consolidated Edison, Inc.	9,076,152
77,706	Crown Castle International Corp.	11,232,402
155,793	Dominion Energy Corp.	10,766,854
59,845	DTE Energy Co.	6,885,167
114,691	Duke Energy Corp.	10,668,557
62,546	Entergy Corp.	6,294,004
76,852	Essential Utilities, Inc.	3,180,136
67,924	Evergy, Inc.	4,034,686
103,858	Eversource Energy	8,096,770
175,352	FirstEnergy Corp.	6,488,024
13,657	IDACORP, Inc.	1,352,180
9,306	MGE Energy, Inc.	610,753
7,030	Middlesex Water Co.	542,716
129,312	NiSource, Inc.	3,257,369
7,085	Northwest Natural Holding Co.	307,347
18,466	NorthWestern Corp.	910,005
59,816	OGE Energy Corp.	2,180,891
18,398	ONE Gas, Inc.	1,295,035
31,025	Pinnacle West Capital Corp.	2,001,423
27,022	PNM Resources, Inc.	1,235,716
19,511	Portland General Electric Co.	847,948
214,629	PPL Corp.	5,440,845
152,420	Public Service Enterprise Group, Inc.	8,570,577
33,196	SBA Communications Corp.	9,449,241
73,462	Sempra Energy	11,014,892
12,488	SJW Group	719,309
38,864	South Jersey Industries, Inc.	1,298,835
18,858	Spire, Inc.	1,175,419
163,300	The Southern Co.	11,104,400
96,300	WEC Energy Group, Inc.	8,612,109
167,750	Xcel Energy, Inc.	10,736,000
		223,667,546
	Total Common Stocks
	(Cost $494,040,483)	540,977,559

CLOSED-END FUNDS 1.1%
	United Kingdom 1.1%
1,989,831	HICL Infrastructure PLC	3,578,201
1,780,996	International Public Partnerships Ltd.	3,013,008
		6,591,209
	Total Closed-End Funds
	(Cost $7,637,994)	6,591,209

Principal Amount
SHORT-TERM INVESTMENTS 3.8%
	Money Market Deposit Account 3.8%
$21,555,770	U.S. Bank N.A., 2.300% (b)	21,555,770
	Total Short-Term Investments
	(Cost $21,555,770)	21,555,770

	Total Investments 99.5%
	(Cost $523,234,247)	569,124,538

	Other Assets in Excess of Liabilities 0.5%	2,790,970

	TOTAL NET ASSETS 100.0%	$571,915,508

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.0%
	Australia 12.3%
1,336,433	Atlas Arteria Ltd.	$5,321,770
1,039,750	Transurban Group	8,211,368
		13,533,138
	Canada 2.4%
71,512	Enbridge, Inc.	2,651,641

	France 8.8%
22,671	Aeroports de Paris	2,619,862
87,521	Vinci SA	7,076,989
		9,696,851
	Italy 7.1%
195,950	Atlantia SpA	4,323,753
130,296	Italgas SpA	605,060
556,386	Snam SpA	2,248,867
109,126	Terna SpA	664,633
		7,842,313
	Netherlands 0.6%
35,035	Koninklijke Vopak NV	637,448

	New Zealand 0.9%
261,096	Auckland International Airport Ltd.	1,046,557

	Spain 6.6%
36,822	Aena SME SA (a)	3,821,358
37,933	Ferrovial SA	861,024
167,079	Red Electrica Corp. SA	2,563,917
		7,246,299
	United Kingdom 11.2%
524,610	National Grid PLC	5,400,369
91,613	Severn Trent PLC	2,394,900
463,457	United Utilities Group PLC	4,576,227
		12,371,496
	United States 46.1%
31,869	Alliant Energy Corp.	1,688,738
22,263	American Tower Corp.	4,779,866
11,115	American Water Works Co., Inc.	1,446,728
59,962	CMS Energy Corp.	3,492,187
27,198	Crown Castle International Corp.	3,931,471
123,927	CSX Corp.	3,301,415
77,085	Dominion Energy Corp.	5,327,344
61,151	Evergy, Inc.	3,632,369
54,541	Eversource Energy	4,252,016
20,067	Norfolk Southern Corp.	4,207,047
37,912	Sempra Energy	5,684,525
5,016	Union Pacific Corp.	977,217
43,530	WEC Energy Group, Inc.	3,892,888
66,468	Xcel Energy, Inc.	4,253,953
		50,867,764
	Total Common Stocks
	(Cost $112,789,148)	105,893,507

Principal Amount
SHORT-TERM INVESTMENTS 4.3%
	Money Market Deposit Account 4.3%
$4,761,452	U.S. Bank N.A., 2.300% (b)	4,761,452
	Total Short-Term Investments
	(Cost $4,761,452)	4,761,452

	Total Investments 100.3%
	(Cost $117,550,600)	110,654,959

	Liabilities in Excess of Other Assets (0.3)%	(374,781)

	TOTAL NET ASSETS 100.0%	$110,280,178

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Frontier HyperiUS Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.3%
	France 7.3%
357	Hermes International	$419,873
548	Kering SA	243,064
235	LVMH Moet Hennessy Louis Vuitton SE	138,550
		801,487
	Sweden 3.9%
5,061	Spotify Technology SA (a)	436,764

	United States 88.1%
4,699	Airbnb, Inc. - Class A (a)	493,583
4,740	Alphabet, Inc. - Class A (a)	453,381
11,555	Amazon.com, Inc. (a)	1,305,715
9,426	Block, Inc. - Class A (a)	518,336
884	Costco Wholesale Corp.	417,487
1,016	Intuit, Inc.	393,517
1,432	Intuitive Surgical, Inc. (a)	268,414
1,195	Mastercard, Inc. - Class A	339,786
1,378	Meta Platforms, Inc. - Class A (a)	186,967
5,113	Microsoft Corp.	1,190,817
37,698	Palantir Technologies, Inc. (a)	306,485
3,685	Roku, Inc.- Class A (a)	207,834
2,532	Salesforce, Inc. (a)	364,203
2,606	ServiceNow, Inc. (a)	984,051
4,904	Tesla, Inc. (a)	1,300,786
2,613	Visa, Inc. - Class A	464,200
3,417	Workday, Inc. - Class A (a)	520,136
		9,715,698
	Total Common Stocks
	(Cost $15,987,294)	10,953,949

Principal Amount
SHORT-TERM INVESTMENTS 1.3%
	Money Market Deposit Account 1.3%
$138,119	U.S. Bank N.A., 2.300% (b)	138,119
	Total Short-Term Investments
	(Cost $138,119)	138,119

	Total Investments 100.6%
	(Cost $16,125,413)	11,092,068

	Liabilities in Excess of Other Assets (0.6)%	(63,183)

	TOTAL NET ASSETS 100.0%	$11,028,885

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds’ valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of September 30, 2022:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$146,648,473	$61,682,342	$-	$208,330,815
Total Equity	146,648,473	61,682,342	-	208,330,815
Short-Term Investments	20,801,278	-	-	20,801,278
Total Investments in Securities	$167,449,751	$61,682,342	$-	$229,132,093

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$25,314,455	$10,719,381	$-	$36,033,836
Total Equity	25,314,455	10,719,381	-	36,033,836
Short-Term Investments	1,655,990	-	-	1,655,990
Total Investments in Securities	$26,970,445	$10,719,381	$-	$37,689,826

Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$20,653,620	$7,159,881	$-	$27,813,501
Total Equity	20,653,620	7,159,881	-	27,813,501
Short-Term Investments	4,113,785	-	-	4,113,785
Total Investments in Securities	$24,767,405	$7,159,881	$-	$31,927,286

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$323,305,235	$217,672,324	$-	$540,977,559
Closed-End Funds	-	6,591,209	-	6,591,209
Total Equity	323,305,235	224,263,533	-	547,568,768
Short-Term Investments	21,555,770	-	-	21,555,770
Total Investments in Securities	$344,861,005	$224,263,533	$-	$569,124,538

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$53,519,405	$52,374,102	$-	$105,893,507
Total Equity	53,519,405	52,374,102	-	105,893,507
Short-Term Investments	4,761,452	-	-	4,761,452
Total Investments in Securities	$58,280,857	$52,374,102	$-	$110,654,959

HyperiUS Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$10,152,462	$801,487	$-	$10,953,949
Total Equity	10,152,462	801,487	-	10,953,949
Short-Term Investments	138,119	-	-	138,119
Total Investments in Securities	$10,290,581	$801,487	$-	$11,092,068

(a) See each Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.